Mayer Brown LLP

71 South Wacker Drive

Chicago, Illinois 60606

Lawrence R. Hamilton

Direct Dial: (312) 701-7055

Facsimile: (312) 706-8333

March 19, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DNP Select Income Fund Inc. Preliminary Proxy Statement for Annual Meeting of Shareholders

Ladies and Gentlemen:

On behalf of DNP Select Income Fund Inc., a Maryland corporation registered under the Investment Company Act of 1940 as a closed-end diversified management investment company (the “Company”), filed herewith is a preliminary proxy statement on Schedule 14A relating to the Company’s Annual Meeting of Shareholders to be held on May 5, 2010.

Subject to staff review, if any, it is the Company’s intention to mail a definitive proxy statement to the Company’s shareholders on March 31, 2010.

Please direct any questions regarding this filing to the undersigned at (312) 701-7055 or LHamilton@mayerbrown.com or to John R. Sagan at (312) 701-7123 or JSagan@mayerbrown.com.

Very truly yours,

/s/ Lawrence R. Hamilton

Lawrence R. Hamilton